Fair Value of Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Dec. 31, 2010 2010 Acquisitions	Dec. 31, 2011 2011 Acquisitions	Mar. 31, 2011 2011 Acquisitions
Business Acquisition [Line Items]
Cash paid, net of cash acquired		$ 6,387	$ 57,228
Liabilities assumed		463	6,159	800
Noncontrolling interest	3,900		17,063
Goodwill recognized		(5,407)	(62,917)	(23,400)
Fair value of assets acquired		$ 1,443	$ 17,533